Hotel Operating Costs - Schedule of Hotel Operating Costs (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating Expenses [Abstract]
Rental	¥ 76,055,484	$ 11,061,811	¥ 60,252,952	¥ 65,616,232
Utilities	19,264,487	2,801,903	16,692,172	17,274,356
Personnel cost	33,715,007	4,903,644	27,546,240	32,754,011
Depreciation and amortization	21,313,405	3,099,906	22,978,585	33,751,208
Consumable, food and beverage	19,275,688	2,803,533	13,470,072	14,161,810
Costs of general managers of franchised-and-operated hotels	70,480,306	10,250,935	54,291,625	45,515,832
Other costs of franchised-and-operated hotels	28,888,506	4,201,659	23,497,850	18,822,094
Others	11,961,462	1,739,724	14,916,556	12,236,665
Total	¥ 280,954,345	$ 40,863,115	¥ 233,646,052	¥ 240,132,208